Exhibit 99.1

Jackson Park Trust 2019-LIC

Commercial Mortgage Pass-Through Certificates, Series 2019-LIC

Report To:

Banc of America Merrill Lynch Large Loan, Inc.

Bank of America, N.A.

BofA Securities, Inc.

Wells Fargo Bank, National Association

Wells Fargo Securities, LLC

24 October 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Banc of America Merrill Lynch Large Loan, Inc. Bank of America, N.A. BofA Securities, Inc. One Bryant Park New York, New York 10036	Wells Fargo Bank, National Association Wells Fargo Securities, LLC 375 Park Avenue New York, New York 10152

Re:	Jackson Park Trust 2019-LIC (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2019-LIC (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Banc of America Merrill Lynch Large Loan, Inc. (the “Depositor”) with respect to the Trust Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originator(s) of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

24 October 2019

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of seven promissory notes (collectively, the “Trust Notes”) issued by LIC Development Owner, L.P., a Delaware limited partnership (the “Borrower”), comprised of:
i.	Five senior promissory notes (collectively, the “Trust A-Notes”) and
ii.	Two subordinate promissory notes (collectively, the “Trust B-Notes”),
b.	The Trust Notes evidence a portion (such portion, the “Trust Loan”) of a ten-year, fixed-rate interest-only mortgage loan (the “Whole Loan”), comprised of the Trust Notes and five additional senior promissory notes (collectively, the “Companion Loans”) which will not be assets of the Issuing Entity,
c.	The Companion Loans and Trust-A Notes (together, the “A-Notes”) will be pari passu in right of payment with each other and senior in right of payment to the Trust B-Notes and
d.	The Whole Loan is secured by, among other things, a first-lien mortgage on the Borrower’s interest in a multifamily property located at 28-10 Jackson Avenue, 28-40 Jackson Avenue and 28-30 Jackson Avenue, in Queens, New York (the “Property”).

Procedures performed and our associated findings

1.            The Depositor provided us with:

a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Whole Loan, Trust Loan, Trust A-Notes, Trust B-Notes, Companion Loans, A-Notes and Property as of 10 November 2019 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

Attachment A Page 2 of 5

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above, and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Whole Loan, Trust Loan, Trust A-Notes, Trust B-Notes, Companion Loans, A-Notes and Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Whole Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Original Loan Term (mos)” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

6.	The applicable Source Document(s) indicate that the Whole Loan is interest-only for its entire term. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original Amortization Term (mos) and
ii.	Remaining Amortization Term (mos)

of the Whole Loan,

b.	Use the “Original Loan Term (mos),” as shown on the Final Data File, for the original interest-only period of the Whole Loan (the “Original IO Term (mos)”),
c.	Use the “Mortgage Loan Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Whole Loan as of the Reference Date (the “Mortgage Loan Cut-off Date Balance”) and
ii.	Principal balance of the Whole Loan as of the “Maturity Date” of the Whole Loan (the “Mortgage Loan Maturity Balance”),
d.	Use the “Trust Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Trust Loan as of the Reference Date (the “Trust Cut-off Date Balance”) and
ii.	Principal balance of the Trust Loan as of the “Maturity Date” of the related Whole Loan (the “Trust Maturity Balance”),
e.	Use the “A-Note Original Balance,” as shown on the Final Data File, for the:
i.	Aggregate principal balance of the A-Notes as of the Reference Date (the “A-Note Cut-off Date Balance”) and
ii.	Aggregate principal balance of the A-Notes as of the “Maturity Date” of the related Whole Loan (the “A-Note Maturity Balance”) and
f.	Use the “Additional Financing Amount (Original),” as shown on the Final Data File, for the aggregate principal balance of the Companion Loans as of the Reference Date (the “Additional Financing Amount (Cut-off)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Original Loan Term (mos),
b.	Original IO Term (mos) and
c.	Seasoning,

as shown on the Final Data File, we recalculated the:

i.	Remaining Loan Term (mos) and
ii.	Remaining IO Term (mos)

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 5

8.	Using the:
a.	Mortgage Loan Original Balance,
b.	Interest Rate and
c.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Monthly IO Payment,
ii.	Annual IO Debt Service and
iii.	Annual Debt Service For Calcs

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly IO Payment” of the Whole Loan as 1/12th of the product of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual IO Debt Service” and “Annual Debt Service For Calcs” of the Whole Loan as twelve (12) times the “Monthly IO Payment,” as shown on the Final Data File.

9.	Using the:

a.            A-Note Original Balance,

b.	Interest Rate and
c.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the “A-Note Annual Debt Service” of the A-Notes. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “A-Note Annual Debt Service” of the A-Notes as the product of:

a.            The “A-Note Original Balance,” as shown on the Final Data File,

b.	The “Interest Rate,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 5 of 5

10.	Using the:

a.            Annual IO Debt Service,

b.            A-Note Annual Debt Service,

c.	Mortgage Loan Cut-off Date Balance,
d.	A-Note Cut-off Date Balance,
e.	Mortgage Loan Maturity Balance,
f.	A-Note Maturity Balance,
g.	Underwritten NOI,
h.	Underwritten NCF,
i.	Appraisal Value and
j.	Total Units,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	UW NOI DSCR,
ii.	UW NCF DSCR,
iii.	A-Note UW NOI DSCR,
iv.	A-Note UW NCF DSCR,
v.	UW NOI Debt Yield,
vi.	UW NCF Debt Yield,
vii.	A-Note UW NOI Debt Yield,
viii.	A-Note UW NCF Debt Yield,
ix.	Cut-off Date LTV,
x.	Maturity Date LTV,
xi.	A-Note Cut-off Date LTV,
xii.	A-Note Maturity Date LTV,
xiii.	Loan Per Unit and
xiv.	Appraised Value Per Unit

of the A-Notes and Whole Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round each of the recalculated characteristics listed in items i. through iv. above to two decimal places and
b.	Round each of the recalculated characteristics listed in items v. through xii. above to the nearest 1/10th of one percent.

11.	Using the:
a.	Administrative Fee Rate and
b.	Interest Rate,

as shown on the Final Data File, we recalculated the “Net Interest Rate” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Whole Loan Source Documents

Source Document Title	Document Date

Promissory Notes	27 September 2019

Loan Agreement	27 September 2019

Settlement Statement	27 September 2019

Deposit Account Control Agreement	27 September 2019

Cash Management Agreement	27 September 2019

Non-Consolidation Opinion	27 September 2019

TRS Pledge Agreement	27 September 2019

Property Source Documents

Source Document Title	Document Date

Appraisal Report	24 September 2019

Engineering Report	11 September 2019

Environmental Phase I Report (see Note 1)	22 August 2019

USPS Internet Site (www.usps.com)	Not Applicable

Underwriter’s Summary Report	1 October 2019

Underwritten Rent Roll	31 August 2019

Pro-forma Title Policy	27 September 2019

Lease Agreements	Various

Management Agreement	June 2014

Note:

1.	The “Document Date” for the indicated Source Document represents the site reconnaissance date, as shown in the indicated Source Document.

Exhibit 2 to Attachment A Page 1 of 4

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.com)
County	USPS Internet Site (www.usps.com)
Property Type	Appraisal Report
Property SubType	Appraisal Report
Year Built	Appraisal Report
Most Recent Renovation	Appraisal Report
Total Units	Underwritten Rent Roll
Occupancy Rate	Underwritten Rent Roll
Occupancy As of Date	Underwritten Rent Roll
Title Type	Pro-forma Title Policy

Third Party Information:

Characteristic	Source Document(s)

Appraisal Value	Appraisal Report
Appraisal Date	Appraisal Report
Environmental Phase I Report Date (see Note 2)	Environmental Phase I Report
Engineering Report Date	Engineering Report

Underwriting Information: (see Note 3)

Characteristic	Source Document(s)

Third Most Recent NOI Date	Underwriter’s Summary Report
Third Most Recent NOI	Underwriter’s Summary Report
Second Most Recent NOI Date	Underwriter’s Summary Report
Second Most Recent NOI	Underwriter’s Summary Report
Most Recent NOI Date	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent Revenue	Underwriter’s Summary Report
Most Recent Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 2 of 4

Underwriting Information: (continued)

Characteristic	Source Document(s)

Underwritten Revenue	Underwriter’s Summary Report
Underwritten Expenses	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten Capital Items	Underwriter’s Summary Report
Underwritten NCF	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Real Estate Tax Escrow - Initial	Loan Agreement
Real Estate Tax Monthly Escrow	Loan Agreement
Insurance Escrow - Initial	Loan Agreement
Insurance Monthly Escrow	Loan Agreement
Replacement Reserve Escrow - Initial	Loan Agreement
Replacement Reserve Monthly Escrow	Loan Agreement
Immediate Repairs Escrow - Initial	Loan Agreement
Immediate Repairs Monthly Escrow	Loan Agreement
TI /LC Escrow - Initial	Loan Agreement
TI/LC Monthly Escrow	Loan Agreement
Other Escrow 1 Description	Loan Agreement
Other Escrow 1 Initial	Loan Agreement
Other Escrow 1 Monthly	Loan Agreement
Other Escrow 2 Description	Loan Agreement
Other Escrow 2 Initial	Loan Agreement
Other Escrow 2 Monthly	Loan Agreement

Whole Loan Information:

Characteristic	Source Document(s)

Borrower Name	Loan Agreement
Origination Date	Loan Agreement
Mortgage Loan Original Balance	Loan Agreement
A-Note Original Balance	Loan Agreement
Amortization Type	Loan Agreement
Interest Accrual Method	Loan Agreement
First Payment Date	Loan Agreement
Maturity Date	Loan Agreement
Payment Day of Month	Loan Agreement

Exhibit 2 to Attachment A Page 3 of 4

Whole Loan Information: (continued)

Characteristic	Source Document(s)

Payment Grace Period Event of Default	Loan Agreement
Payment Grace Period Event of Late Fee	Loan Agreement
Balloon Grace Period Event of Default	Loan Agreement
Balloon Grace Period Event of Late Fee (see Note 4)	Loan Agreement
Interest Rate	Loan Agreement
Prepay Description (see Note 5)	Loan Agreement
Lockbox (see Note 6)	Loan Agreement
Cash Management (see Note 7)	Loan Agreement
Cash Flow Sweep Trigger	Loan Agreement
Single Purpose Entity	Loan Agreement
Independent Director	Loan Agreement
Non-Consolidation Letter	Non-Consolidation Opinion
Sponsors	Loan Agreement
Carve-out Guarantor(s)	Loan Agreement
Loan Purpose	Settlement Statement
Additional Financing Interest Rate	Loan Agreement
Additional Financing Interest Accrual Method	Loan Agreement
Additional Financing Amortization Type	Loan Agreement
Future Additional Debt Permitted (Y/N)	Loan Agreement
Future Additional Debt Type	Loan Agreement
Future Additional Debt Limit	Loan Agreement

Exhibit 2 to Attachment A Page 4 of 4

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Environmental Phase I Report Date” characteristic, the Depositor instructed us to use the site reconnaissance date, as shown in the environmental phase I report.

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

4.	For the purpose of comparing the “Balloon Grace Period Event of Late Fee” characteristic, the Depositor instructed us to use the “Payment Grace Period Event of Late Fee” value that is shown on the Preliminary Data File for the “Balloon Grace Period Event of Late Fee” characteristic, as the applicable Source Document(s) did not specify a grace period for the payment due on the “Maturity Date.”

5.	For the purpose of comparing the “Prepay Description” characteristic, the Depositor instructed us to assume that the entire “Loan” (as described in the loan agreement Source Document) has been securitized.

6.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Soft” for the “Lockbox” characteristic if the applicable Source Document(s) requires the Borrower or property manager to pay receipts from residential tenants directly to a lockbox account controlled by the lender(s).

7.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the Borrower and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Street Address
Trust Original Balance
Additional Financing In Place
Additional Financing Type
Additional Financing Amount (Original)
Administrative Fee Rate

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.